Profit and loss information - Disclosure of income tax benefit (expense) (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Analysis of income and expense [abstract]
Current income tax expense	€ (2,662)	€ (1,323)	€ (3,744)	€ (1,531)
Adjustment in respect of current income tax of previous periods	3,162	1,177	3,587	975
Deferred tax benefit	78	4,642	2,795	11,234
Income tax benefit reported in the income statement	€ 579	€ 4,496	€ 2,639	€ 10,678